Loans and Allowance for Credit Losses, Impaired Loans, Average Recorded Investment and Interest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	$ 24,537	$ 26,705	$ 29,013
Recognized interest income	1,360	1,410	1,476
Interest income:
Cash basis of accounting	412	435	426
Other	948	975	1,050
Total Commercial [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	3,640	4,498	6,354
Recognized interest income	245	266	271
Commercial and Industrial Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	1,240	1,089	1,508
Recognized interest income	80	77	94
Commercial Real Estate Mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	2,128	2,924	3,842
Recognized interest income	140	150	141
Commercial Real Estate Construction [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	246	457	966
Recognized interest income	25	39	35
Lease Financing [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	26	28	38
Recognized interest income	0	0	1
Total Consumer [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	20,897	22,207	22,659
Recognized interest income	1,115	1,144	1,205
Real estate 1-4 family first mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	17,924	19,086	19,419
Recognized interest income	921	934	973
Real estate 1-4 family junior lien mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	2,480	2,547	2,498
Recognized interest income	137	142	143
Credit Card [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	317	381	480
Recognized interest income	39	46	57
Automobile [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	115	154	232
Recognized interest income	13	18	29
Other revolving credit and installment [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	61	39	30
Recognized interest income	$ 5	$ 4	$ 3